CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Jun. 30, 2025
CONSTRUCTION IN PROGRESS
Schedule of construction in progress

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Construction in progress	¥219,132	¥12,000,900	$1,675,261